UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-5970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	04/30

Date of reporting period:	10/31/08

ITEM 1.           REPORT TO STOCKHOLDERS

  OCTOBER 31, 2008

Semiannual Report to Shareholders

Tax-Exempt Portfolio DWS Tax-Exempt Cash Institutional SharesFund #148 Tax-Exempt Cash Managed SharesFund #248
This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the portfolio. Please read the prospectus carefully before you invest.DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review

In the following interview, the portfolio management team discusses the market environment and the performance of Tax-Exempt Portfolio — DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares during the most recent semiannual period ended October 31, 2008.

The views expressed in the following discussion reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Q: Will you discuss the market environment for the fund during the most recent semiannual period?

A: Over the past six months we continued to witness unprecedented events in the money markets as well as in financial markets worldwide. The massive credit crunch that originated with problems in the US subprime mortgage market eventually brought down several financial firms including Bear Stearns and Lehman Brothers, and transformed Wall Street. September in particular was a traumatic month for the financial industry as severe losses and a general liquidity squeeze forced major financial companies such as Merrill Lynch, AIG, Washington Mutual and Wachovia to seek a rescue by the government or through a merger. The loss of market liquidity forced the US Federal Reserve Board (the Fed) and other central banks to make significant efforts to boost liquidity by creating expansive lending facilities. Among other unprecedented actions, the US government decided to back the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) explicitly, inject $700 billion into the banking system through the Troubled Asset Relief Program ("TARP"), and offer a stimulus package to US consumers. (In November 2008, the idea of a second stimulus package continued to be promoted by some congressional leaders because of continued economic worries.)

Portfolio Performance (as of October 31, 2008)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

7-Day Current Yield
DWS Tax-Exempt Cash Institutional Shares	1.96%
(Equivalent Taxable Yield)	3.02%*
7-Day Current Yield
Tax-Exempt Cash Managed Shares	1.74%
(Equivalent Taxable Yield)	2.68%*

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolios over a 7-day period expressed as an annual percentage rate. For the most current yield information, visit our Web site at www.dws-investments.com.

* The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 35%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Within the money market fund industry, major losses caused by the liquidity squeeze and the collapse of Lehman Brothers forced one money fund's share price to drop below $1 and another money fund to close. In the general "flight to quality" that ensued — amid a market atmosphere of heightened uncertainty over perceived credit quality — demand for short-term Treasury securities reached overwhelming levels as investors prized safety over all other considerations, including yield.1 This unprecedented flight to quality pushed the yield of the three-month Treasury bill to almost zero on September 17, 2008 under the extreme demand pressure.

1 Credit quality is a measure of a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations such as AAA, AA and so forth. The lower the rating, the higher the probability of default.

In response to the freeze-up in money market liquidity, the US government created new lending facilities for commercial paper and asset-backed commercial paper, and in November was planning to launch a general money market lending facility.2 The government also issued new short-term Treasury instruments to meet strong investor demand. By October, these new government programs seemed to be restoring some measure of liquidity in the money markets, though we believe it will take some time for normalcy to be restored.

2 Lending Facility — In response to the financial crisis and credit crunch, US Federal Reserve officials have created a series of lending facilities to try to restore liquidity within the financial system and prompt large financial institutions to resume lending to one another at more accustomed levels. The first such facility the Fed created was the Term Securities Lending Facility (TSLF), where the Fed agreed to lend up to $200 billion of Treasury securities to primary dealers secured by a pledge of other securities. This lending by the Fed was meant to, in turn, prompt further lending by its borrowers. Since then the Fed has set up commercial paper and asset-backed commercial paper lending facilities to perform similar liquidity operations in those areas of the credit market.

As of October 31, 2008, three-month LIBOR, an industry standard for measuring three-month taxable money market rates, stood at 3.02%, compared with 2.85% as of April 30, 2008.3 On October 10, three-month LIBOR hit a near-term peak of 4.82%.

3 LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

Q: What has been the strategy for the Tax-Exempt Portfolio?

A: During a difficult period for the credit markets, we sought to balance higher yield with top quality by maintaining a strong position in floating-rate securities as we took advantage of comparatively higher floating-rate interest coupons. The interest rate of floating-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes.4 Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment. In addition, we took a cautious approach in extending maturity. In part, this was because of the problems within the monoline insurance industry.5 Early on, our policy was to look beyond insured-AAA ratings, examine the underlying creditworthiness of each issue closely, and choose what we consider to be safe and highly liquid securities.

4 The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues.
5 Monoline insurers (also referred to as "monoline insurance companies," or simply "monolines") guarantee the timely repayment of bond principal and interest when an issuer defaults. They are so named because they originally provided services to only one industry.

Q: What detracted from performance during the period?

A: The types of securities in which we were investing tended to have lower yields than issues carrying more risk. We preferred to be cautious during this time of significant market turbulence. In the end this cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Q: Will you describe your investment philosophy?

A: We continue to insist on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards, applying a careful approach to investing while seeking competitive yield for our shareholders.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2008 to October 31, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Portfolio using each Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare each Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using each Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2008
Actual Portfolio Return	DWS Tax-Exempt Cash Institutional Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 5/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/08	$ 1,011.70	$ 1,010.70
Expenses Paid per $1,000*	$ 1.06	$ 2.03
Hypothetical 5% Portfolio Return
Beginning Account Value 5/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/08	$ 1,024.15	$ 1,023.19
Expenses Paid per $1,000*	$ 1.07	$ 2.04
* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios
DWS Tax-Exempt Cash Institutional Shares	.21%
Tax-Exempt Cash Managed Shares	.40%

For more information, please refer to the Portfolio's prospectus.

Portfolio Summary

Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/08	4/30/08

Municipal Investments Municipal Variable Rate Demand Notes	87%	85%
Municipal Bonds and Notes	12%	15%
Government & Agency Obligations	1%	—
	100%	100%
Weighted Average Maturity	10/31/08	4/30/08

Cash Account Trust — Tax-Exempt Portfolio	33 days	13 days
National Tax-Free Retail Money Fund Average*	28 days	25 days
* The Portfolio is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; Put Bonds — over 6 months; AMT Paper and Other Tax-Free Holdings.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Portfolio's holdings, see pages 10-28. A quarterly Fact Sheet is available upon request. A complete list of the Portfolio's portfolio holdings is posted twice each month on www.dws-investments.com. Portfolio holdings as of the 15th day of each month are posted to the Web site on or after month-end and portfolio holdings as of each month-end are posted to the Web site on or after the 14th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Portfolio as of October 31, 2008 (Unaudited)

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 95.8%
Alabama 0.2%
Alabama, Huntsville-Randolph School, Educational Building Authority Lease Revenue, Randolph School Project, 1.8%*, 2/1/2038, Compass Bank (a)	10,000,000	10,000,000
Alaska 1.8%
Alaska, State Housing Finance Corp., Governmental Purpose, Series B, 2.0%*, 12/1/2030	75,570,000	75,570,000
Arizona 2.3%
Arizona, Salt River Project, Series 2008-1095, 144A, 1.82%*, 1/1/2033	4,500,000	4,500,000
Arizona, Board of Regents, State University System Revenue, Series A, 1.8%*, 7/1/2034, Lloyds TSB Bank PLC (a)	6,500,000	6,500,000
Arizona, Health Facilities Authority Revenue, Banner Health, Series B, 1.75%*, 1/1/2035, Scotiabank (a)	12,500,000	12,500,000
Arizona, Health Facilities Authority Revenue, The Terraces, 1.75%*, 12/1/2037, Sovereign Bank FSB (a)	10,000,000	10,000,000
Arizona, Salt River Project, Agricultural Improvement & Power District, Electric Systems Revenue, Series R-12039, 144A, 1.86%*, 1/1/2035	3,000,000	3,000,000
Arizona, Senior Sports & Tourism Authority Revenue, Multi-Purpose Stadium, 1.73%*, 7/1/2036, Allied Irish Bank PLC (a)	4,000,000	4,000,000
Maricopa County, AZ, RBC Municipal Products, Inc. Trust:
Series C-1, AMT, 144A, 1.97%*, 1/1/2016, Royal Bank of Canada (a)	29,595,000	29,595,000
Series C-6, AMT, 144A, 1.97%*, 5/1/2016, Royal Bank of Canada (a)	13,995,000	13,995,000
Pinal County, AZ, Electrical District No. 3, Electrical Systems Revenue, Series U-1, 144A, 1.87%*, 10/3/2011	16,995,000	16,995,000
		101,085,000
California 3.9%
California, Bay Area Toll Authority, Toll Bridge Revenue, Series C, 1.25%*, 4/1/2039	40,000,000	40,000,000
California, Eastern Municipal Water District, Water & Sewer Revenue, Certificates of Participation, Series G, 1.6%*, 7/1/2038	3,000,000	3,000,000
California, Municipal Finance Authority, Multi-Family Housing Revenue, Series 2410, 144A, AMT, 1.97%*, 1/1/2020, JPMorgan Chase Bank (a)	4,135,000	4,135,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 1.92%*, 5/15/2016, JPMorgan Chase Bank (a)	13,600,000	13,600,000
Series 2681, 144A, AMT, 2.07%*, 5/15/2018, JPMorgan Chase Bank (a)	14,190,000	14,190,000
Los Angeles, CA, Unified School District, Tax & Revenue Anticipation Notes, Series A, 3.0%, 7/30/2009	6,000,000	6,065,085
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series C, 2.8%*, 4/1/2038	67,300,000	67,300,000
San Francisco, CA, City & County Multi-Family Housing Revenue, Series 34G, 144A, 1.84%*, 12/1/2018	15,685,000	15,685,000
University of California Revenues, Series 2169, 144A, 1.6%*, 5/15/2031 (b)	2,800,000	2,800,000
		166,775,085
Colorado 3.5%
Colorado, Centerra Metropolitan District 1 Revenue, Refunding and Improvement, 1.8%*, 12/1/2029, Compass Bank (a)	15,000,000	15,000,000
Colorado, College Investment Revenue, Education Loan, Series I-A, AMT, 1.85%*, 12/1/2042, Lloyds TSB Bank PLC (a)	30,000,000	30,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, Bear Creek School Project, 1.7%*, 10/1/2032, US Bank NA (a)	6,400,000	6,400,000
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 1.7%*, 6/1/2038, US Bank NA (a)	16,610,000	16,610,000
Colorado, Goldsmith Metropolitan District, 1.9%*, 12/1/2034, Compass Bank (a)	5,300,000	5,300,000
Colorado, Health Facilities Authority Revenue, Bethesda Adult Communities, Series A, 1.7%*, 8/15/2034, LaSalle Bank NA (a)	5,000,000	5,000,000
Colorado, Housing & Finance Authority, Series AA3, 2.5%*, 5/1/2036	7,670,000	7,670,000
Colorado, Housing & Finance Authority, Solid Waste Revenue, Waste Management, Inc. Projects, AMT, 1.75%*, 7/1/2027, JPMorgan Chase Bank (a)	14,160,000	14,160,000
Colorado, Lowry Economic Redevelopment Authority Revenue, Series A, 1.8%*, 12/1/2020, Compass Bank (a)	7,000,000	7,000,000
Colorado, RBC Municipal Products, Inc. Trust, Series C-11, 144A, 1.82%*, 12/1/2031, Royal Bank of Canada (a)	17,580,000	17,580,000
Colorado, Revenue Bond, Series 2007-319, 144A, 1.87%*, 6/7/2010, Bank of America NA (a)	26,660,000	26,660,000
		151,380,000
Delaware 0.9%
Delaware, Eagle Tax Exempt Trust, AMT, 144A, 1.92%*, 4/15/2049	24,955,000	24,955,000
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 1.68%*, 5/1/2036, PNC Bank NA (a)	6,490,000	6,490,000
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series C, 1.9%*, 1/1/2016, Citizens Bank of PA (a)	6,515,000	6,515,000
		37,960,000
District of Columbia 2.6%
District of Columbia, Center for Internships & Academic Revenue, 1.68%*, 7/1/2036, Branch Banking & Trust (a)	3,400,000	3,400,000
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Series R-433, 144A, AMT, 1.93%*, 6/1/2038	7,780,000	7,780,000
District of Columbia, John F. Kennedy Center Revenue, 1.5%*, 10/1/2029, Bank of America NA (a)	15,310,000	15,310,000
District of Columbia, Maret School, Inc. Revenue, 1.85%*, 10/1/2033, SunTrust Bank (a)	2,865,000	2,865,000
District of Columbia, Metropolitan Airport Authority Systems, Series C, AMT, 3.0%*, 10/1/2021 (b)	50,000,000	50,000,000
District of Columbia, The American University Issue Revenue, 4.25%*, 10/1/2015	34,700,000	34,700,000
		114,055,000
Florida 6.1%
Broward County, FL, School Board, Certificates of Participation, 1.5%*, 7/1/2021 (b)	14,000,000	14,000,000
Florida, BB&T Municipal Trust:
Series 1010, 144A, 1.5%*, 1/15/2019, Branch Banking & Trust (a)	7,375,000	7,375,000
Series 1029, 1.5%*, 7/1/2024, Branch Banking & Trust (a)	11,160,000	11,160,000
Series 1031, 1.5%*, 8/1/2024, Branch Banking & Trust (a)	12,895,000	12,895,000
Series 1012, 144A, 1.5%*, 11/1/2024, Branch Banking & Trust (a)	9,900,000	9,900,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 1.8%*, 7/15/2024	19,000,000	19,000,000
Florida, Development Finance Corp., Enterprise Board Program, Out of Door Academy, 1.65%*, 7/1/2038, Northern Trust Co. (a)	11,500,000	11,500,000
Florida, Housing Finance Corp., Multi-Family Mortgage Revenue, Clear Harbor Apartments, AMT, 1.88%*, 6/15/2042, Citibank NA (a)	3,295,000	3,295,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 1.77%*, 10/15/2032	7,720,000	7,720,000
Florida, RBC Municipal Products, Inc. Trust, Series E-4, 144A, AMT, 1.97%*, 6/1/2010, Royal Bank of Canada (a)	9,995,000	9,995,000
Florida, Revenue Bonds:
Series 2008-1141, 144A, 1.82%*, 10/1/2041 (b)	7,500,000	7,500,000
Series 10003, 144A, 2.12%*, 12/1/2031, Bank of America NA (a)	4,000,000	4,000,000
Highlands County, FL, Health Facilities Authority Revenue:
Series B-3, 1.85%*, 11/15/2031, SunTrust Bank (a)	5,000,000	5,000,000
Series A, 1.85%*, 11/15/2034, SunTrust Bank (a)	5,000,000	5,000,000
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 3.0%*, 8/15/2041, SunTrust Bank (a)	8,000,000	8,000,000
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Series E, 1.6%*, 8/15/2027, Branch Banking & Trust (a)	5,875,000	5,875,000
Jacksonville, FL, Transportation Revenue, Series B, 5.45%*, 10/1/2027	13,500,000	13,500,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 1.65%*, 10/1/2027, Northern Trust Co. (a)	15,000,000	15,000,000
Leesburg, FL, Hospital Revenue, The Villages Regional Hospital Project, 1.77%*, 7/1/2036, Scotiabank (a)	8,000,000	8,000,000
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare:
Series E, 1.85%*, 10/1/2026, SunTrust Bank (a)	5,500,000	5,500,000
Series F, 2.5%*, 10/1/2026, SunTrust Bank (a)	5,800,000	5,800,000
Series G, 4.5%*, 10/1/2026, SunTrust Bank (a)	5,500,000	5,500,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Series 1179, 144A, AMT, 2.0%*, 10/1/2031	7,410,000	7,410,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Laurel Oaks Apartments, Phase I, AMT, 3.0%*, 8/15/2042, SunTrust Bank (a)	10,780,000	10,780,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Laurel Oaks Apartments, Phase II, AMT, 3.0%*, 8/15/2042, SunTrust Bank (a)	8,660,000	8,660,000
Orlando & Orange County, FL, Expressway Authority Revenue, Series B-2, 1.8%*, 7/1/2040, SunTrust Bank (a)	19,000,000	19,000,000
Osceola County, FL, Housing Finance Authority, Multi-Family Revenue, Arrow Ridge Apartments, Series A, AMT, 2.5%*, 10/1/2032	4,200,000	4,200,000
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 1.7%*, 3/1/2034, Northern Trust Co. (a)	4,750,000	4,750,000
Sarasota County, FL, Health Care Facilities Authority Revenue, Bay Village Project, 1.52%*, 12/1/2023, Bank of America NA (a)	4,720,000	4,720,000
Seminole County, FL, Industrial Development Authority Revenue, Masters Academy Project, 1.75%*, 11/1/2034, Allied Irish Bank PLC (a)	8,470,000	8,470,000
		263,505,000
Georgia 4.3%
Atlanta, GA, Development Authority Revenue, Botanical Garden Improvements Project, 1.85%*, 11/1/2029, SunTrust Bank (a)	9,500,000	9,500,000
Cobb County, GA, Kennestone Hospital Authority Revenue, Series A, 1.97%*, 4/1/2040, SunTrust Bank (a)	20,000,000	20,000,000
Fayette County, GA, Hospital Authority Revenue, Anticipation Certificates, Community Hospital Project, 1.85%*, 6/1/2035, SunTrust Bank (a)	14,000,000	14,000,000
Floyd County, GA, Development Authority Revenue, Berry College, 1.85%*, 6/1/2038, SunTrust Bank (a)	11,000,000	11,000,000
Fulton County, GA, Development Authority Revenue, Doris & Alex Weber School Project, 1.68%*, 12/1/2030, Branch Banking & Trust (a)	5,000,000	5,000,000
Fulton County, GA, Development Authority Revenue, Georgia Tech Facilities Project:
Series A, 1.75%*, 5/1/2037, SunTrust Bank (a)	3,500,000	3,500,000
Series B, 1.8%*, 6/1/2032, SunTrust Bank (a)	3,400,000	3,400,000
Fulton County, GA, Development Authority Revenue, Kings Ridge Christian School, 1.68%*, 5/1/2026, Branch Banking & Trust (a)	2,500,000	2,500,000
Fulton County, GA, Development Authority Revenue, Piedmont Healthcare, Inc. Project, 1.85%*, 6/1/2037, SunTrust Bank (a)	9,000,000	9,000,000
Fulton County, GA, Development Authority Revenue, The Lovett School Project, 1.85%*, 4/1/2033, SunTrust Bank (a)	8,000,000	8,000,000
Fulton County, GA, Development Authority Revenue, Woodward Academy, Inc. Project, 1.85%*, 12/1/2033, SunTrust Bank (a)	5,000,000	5,000,000
Georgia, Metropolitan Atlanta, Series 2008-3046X, 144A, 2.82%*, 7/1/2037 (b)	6,665,000	6,665,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project:
Series A, 1.8%*, 10/1/2036, Branch Banking & Trust (a)	5,500,000	5,500,000
Series C, 1.8%*, 10/1/2031, Branch Banking & Trust (a)	8,750,000	8,750,000
Georgia, RBC Municipal Products, Inc. Trust:
Series C-3, 144A, AMT, 1.97%*, 3/1/2016, Royal Bank of Canada (a)	10,000,000	10,000,000
Series C-9, AMT, 1.97%*, 8/1/2016, Royal Bank of Canada (a)	30,495,000	30,495,000
Georgia, Solar Eclipse Funding Trust, Series 2007-0072, 144A, 1.78%*, 6/1/2032, US Bank NA (a)	10,600,000	10,600,000
Richmond County, GA, Hospital Authority Revenue, Anticipation Certificates, University Health Services, Inc. Project, 1.85%*, 1/1/2036, SunTrust Bank (a)	10,000,000	10,000,000
Walker, Dade, & Catoosa Counties, GA, Hospital Authority Revenue, Anticipation Certificates, Hutcheson Medical Center, 2.37%*, 10/1/2028, Regions Bank (a)	11,800,000	11,800,000
		184,710,000
Hawaii 0.1%
Hawaii, State General Obligation, Series 2008-0002, "A", 144A, 1.85%*, 5/1/2028	4,950,000	4,950,000
Idaho 1.8%
Idaho, Housing & Finance Association, Single Family Mortgage:
Series A, AMT, 2.65%*, 7/1/2033	6,280,000	6,280,000
Series B, AMT, 2.65%*, 7/1/2032	6,785,000	6,785,000
"I", Series B, AMT, 2.65%*, 7/1/2033	6,160,000	6,160,000
Idaho, Non-Profit Housing & Finance Association Facilities Revenue, College of Idaho Project, 1.7%*, 7/1/2030, US Bank NA (a)	5,000,000	5,000,000
Idaho, State General Obligation, Tax Anticipation Notes, 3.0%, 6/30/2009	52,500,000	52,935,886
		77,160,886
Illinois 6.9%
Aurora, IL, Single Family Mortgage Revenue, Series C55, 144A, AMT, 2.0%*, 6/1/2045	12,980,000	12,980,000
Channahon, IL, Morris Hospital Revenue:
Series A, 1.6%*, 12/1/2023, US Bank NA (a)	1,400,000	1,400,000
Series B, 1.6%*, 12/1/2032, US Bank NA (a)	4,285,000	4,285,000
Series C, 1.6%*, 12/1/2032, US Bank NA (a)	5,470,000	5,470,000
Chicago, IL, Board of Education, Series R-3075, 144A, 2.58%*, 12/1/2025 (b)	3,935,000	3,935,000
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago:
Series 2008-052, 144A, 1.82%*, 12/1/2035	8,395,000	8,395,000
Series R-11283, 144A, 1.85%*, 12/1/2021	2,390,000	2,390,000
Chicago, IL, O'Hare International Airport Revenue, Series R-11312, 144A, 2.57%*, 1/1/2033 (b)	7,000,000	7,000,000
Chicago, IL, Wastewater Transmission Revenue:
Series C-2, 1.25%*, 1/1/2039, Bank of America NA (a)	15,500,000	15,500,000
Series C-3, 1.25%*, 1/1/2039, Northern Trust Co. (a)	10,500,000	10,500,000
Cook County, IL, Catholic Theological Union Project Revenue, 1.7%*, 2/1/2035, Harris Trust & Savings Bank (a)	6,000,000	6,000,000
Cook County, IL, Industrial Development Revenue, Devorahco LLC Project, Series A, AMT, 1.75%*, 12/1/2034, LaSalle Bank NA (a)	2,000,000	2,000,000
Cook County, IL, Sales Tax Anticipation Notes, 3.0%, 8/3/2009	17,500,000	17,683,704
Illinois, Development Finance Authority, Industrial Development Revenue, Home Run Inn Frozen Foods, AMT, 3.05%*, 4/1/2020, Bank One NA (a)	1,880,000	1,880,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw, Tretam & Co. Project, AMT, 1.75%*, 8/1/2027, LaSalle Bank NA (a)	3,370,000	3,370,000
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 1.75%*, 8/1/2019, LaSalle Bank NA (a)	3,500,000	3,500,000
Illinois, Educational Facilities Authority Revenues, University of Chicago:
Series B-1, 1.85%*, 7/1/2036	8,100,000	8,100,000
Series B-2, 1.85%*, 7/1/2036	8,600,000	8,600,000
Illinois, Finance Authority Pollution Control Revenue, Commonwealth Edison Co., Series D, 1.8%*, 3/1/2020, SunTrust Bank (a)	10,000,000	10,000,000
Illinois, Finance Authority Revenue, "A", 144A, 1.86%*, 12/1/2042	8,565,000	8,565,000
Illinois, Finance Authority Revenue, Clare Oaks:
Series C, 1.7%*, 11/1/2040, Sovereign Bank FSB (a)	5,000,000	5,000,000
Series D, 1.7%*, 11/1/2040, Sovereign Bank FSB (a)	10,000,000	10,000,000
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series C, 1.4%*, 7/1/2032, Wells Fargo Bank NA (a)	5,800,000	5,800,000
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series B, 2.0%*, 8/15/2038, Allied Irish Bank PLC (a)	7,500,000	7,500,000
Illinois, Finance Authority, Student Housing Revenue, Dekalb LLC Project, Series A, 1.85%*, 7/1/2038, Sovereign Bank FSB (a)	4,500,000	4,500,000
Illinois, Regional Transit Improvements, Series 2008-3043X, 144A, 3.32%*, 7/1/2026	6,665,000	6,665,000
Illinois, Sales Tax Revenue, Series R-4516, 144A, 1.85%*, 6/15/2023	8,840,000	8,840,000
Illinois, State General Obligation:
Series R-11295, 144A, 1.85%*, 1/1/2027	2,995,000	2,995,000
Series PT-3524, 2.17%*, 1/1/2020	10,455,000	10,455,000
Illinois, State Toll Highway Authority Revenue, Series A-1, 2.7%*, 7/1/2030	32,000,000	32,000,000
Illinois, University of Illinois Revenue, "A", 144A, 2.03%*, 4/1/2035	14,300,000	14,300,000
Justice, IL, Multi-Family Housing Revenue, Candlewood Apartments Project, AMT, 1.91%*, 1/15/2033	10,700,000	10,700,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 1.85%*, 1/1/2015, Northern Trust Co. (a)	6,500,000	6,500,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc. Project, AMT, 1.75%*, 7/1/2020, LaSalle Bank NA (a)	1,960,000	1,960,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 1.88%*, 4/1/2042, Wells Fargo Bank NA (a)	28,000,000	28,000,000
		296,768,704
Indiana 1.0%
Indiana, Health & Educational Facility, Financing Authority Revenue, Clarian Health:
Series D, 1.43%*, 2/15/2030, Branch Banking & Trust (a)	8,980,000	8,980,000
Series C, 1.75%*, 2/15/2030, Branch Banking & Trust (a)	9,000,000	9,000,000
Indiana, Health & Educational Facility, Financing Authority Revenue, Greenwood Village South Project, Series A, 1.7%*, 5/1/2036, Sovereign Bank FSB (a)	9,345,000	9,345,000
Indiana, Health Facility Financing Authority Revenue, Clark Memorial Hospital, Series A, 1.95%*, 4/1/2024, Bank One NA (a)	2,000,000	2,000,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Red Gold, Inc. Project, Series A, 2.2%*, 6/30/2009, Harris Trust and Savings Bank (a)	3,700,000	3,700,000
Terre Haute, IN, Westminster Village Revenue, Series A, 1.7%*, 8/1/2036, Sovereign Bank FSB (a)	9,245,000	9,245,000
		42,270,000
Iowa 0.9%
Iowa, Finance Authority, Multi-Family Revenue, Housing Windsor on River, Series A, AMT, 1.89%*, 5/1/2042, Wells Fargo Bank NA (a)	17,000,000	17,000,000
Iowa, Finance Authority, Student Housing Revenue, Des Moines LLC Project, Series A, 1.79%*, 6/1/2039, Citibank NA (a)	10,000,000	10,000,000
Iowa, Higher Education Loan Authority Revenue, Private College Facility, Grinnell College, 1.68%*, 12/1/2011	12,500,000	12,500,000
		39,500,000
Kansas 0.7%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 1.95%*, 12/1/2036, Marshall & Ilsley (a)	3,650,000	3,650,000
Leawood, KS, Genaral Obligation, Series 1, 3.0%, 10/1/2009	15,800,000	15,981,241
Lenexa, KS, Series 2007-302, 144A, 1.87%*, 2/1/2012	12,495,000	12,495,000
		32,126,241
Kentucky 1.9%
Kentucky, Asset/Liability Commission, General Fund Revenue, Tax & Revenue Anticipation Notes, Series A, 3.0%, 6/25/2009	53,000,000	53,410,778
Kentucky, Economic Development Finance Authority, Solid Waste Disposal Revenue, Republic Services, Inc. Project, 1.5%*, 10/1/2028, JPMorgan Chase Bank (a)	18,025,000	18,025,000
Kentucky, Housing Corp. Revenue, Series F, AMT, 2.25%*, 7/1/2029	9,050,000	9,050,000
		80,485,778
Louisiana 0.4%
Louisiana, Local Government Environmental Facilities & Community Development Authority Revenue, Downreit, Inc., Series B, 1.65%*, 10/1/2037, ABN AMRO Bank NV (a)	10,635,000	10,635,000
Louisiana, St. Tammany Parish Development District Revenue, 1.85%*, 7/1/2038, SunTrust Bank (a)	5,000,000	5,000,000
		15,635,000
Maine 0.2%
Maine, State Housing Authority Mortgage Purchase:
Series G, AMT, 2.0%*, 11/15/2037	5,000,000	5,000,000
Series B, AMT, 2.05%*, 11/15/2041	5,000,000	5,000,000
		10,000,000
Maryland 0.9%
Baltimore, MD, Municipal Securities Trust Receipts, SGA 152, "A", 144A, 2.05%*, 7/1/2020, Societe Generale (a)	10,000,000	10,000,000
Chestertown, MD, Economic Development Project Revenue, Washington College, Series A, 1.77%*, 3/1/2038, RBS Citizens NA (a)	7,000,000	7,000,000
Maryland, BB&T Municipal Trust, University & College Improvements, Series 46, 144A, 1.6%*, 7/1/2016	3,850,000	3,850,000
Maryland, State Economic Development Corp. Revenue, YMCA Central Maryland Project, 1.68%*, 4/1/2031, Branch Banking & Trust (a)	3,850,000	3,850,000
Maryland, State Economic Development Corp. Revenue, Howard Hughes Medical Institute, Series A, 1.1%*, 2/15/2043	3,000,000	3,000,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Sheppard Pratt, Series B, 1.85%*, 7/1/2028, SunTrust Bank (a)	6,895,000	6,895,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Upper Chesapeake Hospital, Series B, 1.72%*, 1/1/2043, Branch Banking & Trust (a)	5,800,000	5,800,000
		40,395,000
Massachusetts 5.7%
Massachusetts, Bay Transportation Authority,Sales Tax Revenue, Series A-1, 1.5%*, 7/1/2021	52,700,000	52,700,000
Massachusetts, Bay Transportation Authority, General Transportation Systems, 2.5%*, 3/1/2030	55,000,000	55,000,000
Massachusetts, Macon Trust:
Series 2007-343, 144A, 1.82%*, 12/1/2012, Bank of America NA (a)	27,388,000	27,388,000
Series 2007-310, 144A, 1.87%*, 6/15/2012, Bank of America NA (a)	4,250,000	4,250,000
Massachusetts, State Development Finance Agency Revenue, Series R-11286, 1.85%*, 7/1/2038	3,995,000	3,995,000
Massachusetts, State Development Finance Agency Revenue, Charles River School, 1.92%*, 5/1/2037, Citizens Bank of MA (a)	5,000,000	5,000,000
Massachusetts, State Development Finance Agency Revenue, Clark University, 2.05%*, 10/1/2038, TD Banknorth NA (a)	5,000,000	5,000,000
Massachusetts, State Development Finance Agency Revenue, Dean College, 1.9%*, 10/1/2038, RBS Citizens NA (a)	6,000,000	6,000,000
Massachusetts, State Development Finance Agency Revenue, Governor Dummer Academy, 1.9%*, 8/1/2036, Citizens Bank of MA (a)	3,000,000	3,000,000
Massachusetts, State Development Finance Agency Revenue, Tabor Academy, Series A, 1.9%*, 12/1/2036, Citizens Bank of MA (a)	7,670,000	7,670,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 1.92%*, 4/1/2038, TD Banknorth NA (a)	5,400,000	5,400,000
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute, 1.9%*, 10/1/2030, RBS Citizens NA (a)	9,710,000	9,710,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 1.78%*, 9/1/2041, TD Banknorth NA (a)	5,265,000	5,265,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston University, Series N, 1.4%*, 10/1/2034, Bank of America NA (a)	40,000,000	40,000,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University, Series N-1, 1.5%*, 8/15/2040	6,000,000	6,000,000
Massachusetts, State Industrial Finance Agency Revenue, Groton School Issue, Series B, 1.78%*, 3/1/2028	8,710,000	8,710,000
		245,088,000
Michigan 2.3%
Eastern Michigan University Revenues, 6.0%*, 6/1/2036, Dexia Credit Local (a)	13,000,000	13,000,000
Forest Hills, MI, Public Schools, Series 1791, 144A, 1.83%*, 5/1/2009	7,805,000	7,805,000
Michigan, Kent Hospital Finance Authority Revenue, Spectrum Health System, Series C, 1.72%*, 1/15/2026, Bank of New York (a)	10,000,000	10,000,000
Michigan, RBC Municipal Products, Inc. Trust, Series L-25, 144A, AMT, 2.5%*, 9/1/2033, Royal Bank of Canada (a)	66,745,000	66,745,000
		97,550,000
Minnesota 1.0%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project:
AMT, 1.91%*, 11/1/2017, US Bank NA (a)	3,500,000	3,500,000
AMT, 1.91%*, 11/1/2027, US Bank NA (a)	5,000,000	5,000,000
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority, Allina Health Care System Revenue, Series C-2, 1.6%*, 11/15/2034, Wells Fargo Bank NA (a)	10,000,000	10,000,000
Minnesota, School Districts Tax & Aid Anticipation Borrowing Program Certificates, 3.0%, 9/4/2009	12,000,000	12,134,140
Minnesota, State Residential Housing Finance Agency, Series C, AMT, 1.82%*, 7/1/2048	6,000,000	6,000,000
University of Minnesota, Series A, 1.25%*, 1/1/2034	5,600,000	5,600,000
		42,234,140
Missouri 0.5%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, 1.7%*, 2/1/2039, US Bank NA (a)	6,000,000	6,000,000
Missouri, State Health & Educational Facilities Authority Revenue, Rockhurst High School, 1.85%*, 9/1/2027, Allied Irish Bank PLC (a)	4,640,000	4,640,000
Platte County, MO, Industrial Development Authority Revenue, Complete Home Concepts, Series A, AMT, 1.9%*, 1/1/2039, Columbian Bank (a)	6,800,000	6,800,000
Springfield, MO, Industrial Development Authority Revenue, Abec, Inc. Project, AMT, 1.98%*, 6/1/2028, US Bank NA (a)	3,200,000	3,200,000
		20,640,000
Nebraska 0.4%
Nebraska, Investment Finance Authority, Single Family Housing Revenue:
Series B, AMT, 1.95%*, 9/1/2034	4,520,000	4,520,000
Series D, AMT, 1.95%*, 9/1/2034	3,935,000	3,935,000
Series E, AMT, 1.95%*, 9/1/2034	4,030,000	4,030,000
Omaha, NE, Public Power District Electric Revenue, Series R-11291, 144A, 1.85%*, 2/1/2034	2,495,000	2,495,000
		14,980,000
Nevada 1.6%
Clark County, NV, Airport Revenue, Series D-3, 1.8%*, 7/1/2029, Byerische Landesbank (a)	14,350,000	14,350,000
Clark County, NV, School District, Series B, 5.0%, 6/15/2009	7,000,000	7,136,837
Nevada, Housing Division Single Family Mortgage Revenue:
Series A, AMT, 1.95%*, 10/1/2039	14,700,000	14,700,000
Series B, AMT, 1.95%*, 4/1/2042	8,000,000	8,000,000
Nevada, Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 2.0%*, 10/15/2032	4,400,000	4,400,000
Nevada, State Director Department of Business & Industry, Nevada Cancer Institute Project, 1.5%*, 12/1/2033, Bank of America NA (a)	20,450,000	20,450,000
		69,036,837
New Hampshire 1.1%
New Hampshire, Health & Education Facilities Authority Revenue, Currier Museum of Art, 1.92%*, 8/1/2036, Citizens Bank of NH (a)	11,000,000	11,000,000
New Hampshire, Health & Education Facilities Authority Revenue, Dartmouth College Issue, 1.6%*, 6/1/2032	2,100,000	2,100,000
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood Heritage Heights, Series B, 1.5%*, 1/1/2030, Citizens Bank of NH (a)	15,155,000	15,155,000
New Hampshire, Health & Education Facilities Authority Revenue, Kendal at Hanover, Series B, 1.82%*, 10/1/2030, RBS Citizens NA (a)	13,330,000	13,330,000
New Hampshire, Higher Educational & Health Facilities Authority Revenue, Greater Manchester YMCA, 1.82%*, 10/1/2028, RBS Citizens NA (a)	3,800,000	3,800,000
		45,385,000
New Jersey 1.2%
New Jersey, Economic Development Authority, Industrial Development Revenue, CST-Products LLC Project, AMT, 1.9%*, 4/1/2026, National Bank of Canada (a)	2,960,000	2,960,000
New Jersey, State Tax & Revenue Anticipation Notes, Series A, 3.0%, 6/25/2009	50,000,000	50,448,153
		53,408,153
New Mexico 1.7%
Albuquerque, NM, Health Facilities Revenue, Lovelace Respiratory Research Institute, Series A, 1.65%*, 9/1/2025, Wells Fargo Bank NA (a)	5,400,000	5,400,000
Bernalillo County, NM, Gross Receipts Tax Revenue, Series 2004-B, 144A, 3.32%*, 4/1/2027	10,320,000	10,320,000
University of New Mexico Revenues:
1.8%*, 6/1/2026	19,480,000	19,480,000
Series C, 1.85%*, 6/1/2030	36,840,000	36,840,000
		72,040,000
New York 0.6%
Hempstead, NY, Industrial Development Agency Revenue, Series 92G, 144A, AMT, 1.81%*, 10/1/2045	11,345,000	11,345,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane, Series A, 2.1%*, 5/15/2037	2,500,000	2,500,000
New York, State Mortgage Agency Revenue, Series R-181, 144A, AMT, 1.93%*, 4/1/2032	9,500,000	9,500,000
New York, NY, General Obligation, Series 2831, 1.8%*, 1/1/2015	4,200,000	4,200,000
		27,545,000
North Carolina 4.8%
Cleveland County, NC, Industrial Facilities & Pollution Control Financing Authority, Curtiss-Wright Flight Systems, AMT, 1.75%*, 11/1/2023, Bank of America NA (a)	4,150,000	4,150,000
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 1.5%*, 3/1/2024, Branch Banking & Trust (a)	6,395,000	6,395,000
Series 1009, 144A, 1.5%*, 3/1/2024, Branch Banking & Trust (a)	13,720,000	13,720,000
Series 1011, 144A, 1.5%*, 4/1/2024, Branch Banking & Trust (a)	8,750,000	8,750,000
Series 1024, 144A, 1.5%*, 5/31/2024, Branch Banking & Trust (a)	5,500,000	5,500,000
Series 1025, 144A, 1.5%*, 6/1/2024, Branch Banking & Trust (a)	11,800,000	11,800,000
Series 1027, 144A, 1.5%*, 3/1/2016, Branch Banking & Trust (a)	11,085,000	11,085,000
Series 1032, 1.5%*, 1/7/2024, Branch Banking & Trust (a)	12,995,000	12,995,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project:
1.68%*, 12/1/2028, Branch Banking & Trust (a)	3,755,000	3,755,000
1.68%*, 5/1/2030, Branch Banking & Trust (a)	4,500,000	4,500,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 1.68%*, 8/1/2030, Branch Banking & Trust (a)	7,400,000	7,400,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Summit School, Inc. Project, 1.68%*, 6/1/2033, Branch Banking & Trust (a)	2,700,000	2,700,000
North Carolina, Capital Facilities Finance Agency, Educational Revenue, Forsyth Country Day School, 1.68%*, 12/1/2031, Branch Banking & Trust (a)	11,960,000	11,960,000
North Carolina, Charlotte-Mecklenburg Hospital Authority, Health Care Systems Revenue, Series K, 5.0%*, 1/15/2047 (b)	23,290,000	23,290,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, First Mortgage Deerfield, Series B, 1.68%*, 11/1/2038, Branch Banking & Trust (a)	10,035,000	10,035,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, Wake Forest University, Series A, 1.58%*, 7/1/2034, Branch Banking & Trust (a)	7,870,000	7,870,000
North Carolina, Medical Care Commission, Hospital Revenue, Southeastern Regional Medical Center, 1.68%*, 6/1/2037, Branch Banking & Trust (a)	2,500,000	2,500,000
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage Southminster, Series C, 1.71%*, 10/1/2014, Sovereign Bank FSB (a)	10,000,000	10,000,000
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, United Methodist Church, Series B, 1.68%*, 10/1/2035, Branch Banking & Trust (a)	4,905,000	4,905,000
North Carolina, Piedmont Triad Airport Authority Revenue:
Series A, 1.5%*, 7/1/2032, Branch Banking & Trust (a)	4,340,000	4,340,000
Series B, AMT, 1.75%*, 7/1/2029, Branch Banking & Trust (a)	3,965,000	3,965,000
North Carolina, State Education Assistance Authority Revenue, Student Loan, Series A-2, AMT, 1.85%*, 9/1/2035, Royal Bank of Canada (a)	23,000,000	23,000,000
Raleigh Durham, NC, Airport Authority Revenue, Series C, AMT, 2.05%*, 5/1/2036, SunTrust Bank (a)	10,000,000	10,000,000
University of North Carolina Revenues, Series R-11292, 144A, 1.85%*, 12/1/2036	3,085,000	3,085,000
		207,700,000
Ohio 2.4%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 2.05%*, 12/1/2032, KBC Bank NV (a)	5,050,000	5,050,000
Butler County, OH, Healthcare Facilities Revenue, LifeSphere Project, 1.85%*, 5/1/2030, US Bank NA (a)	5,575,000	5,575,000
Columbus, OH, General Obligation, Series R-11293, 144A, 1.85%*, 9/1/2020	6,000,000	6,000,000
Ohio, Clipper Tax-Exempt Certificate Trust, Series 2006-8, AMT, 1.94%*, 4/1/2013	6,697,000	6,697,000
Ohio, Housing Finance Agency, Mortgage Revenue, Residential-Mortgage Backed, Series D, AMT, 1.88%*, 9/1/2036	45,000,000	45,000,000
Ohio, State Higher Educational Facility Commission Revenue, University Hospitals Health System:
Series A, 2.0%*, 1/15/2035, Allied Irish Bank PLC (a)	10,000,000	10,000,000
Series B, 1.41%*, 1/15/2035, RBS Citizens NA (a)	8,600,000	8,600,000
Series E, 1.95%*, 1/15/2035, RBS Citizens NA (a)	5,000,000	5,000,000
Ohio, State Housing Finance Authority Revenue, Series 2008-3308, 144A, AMT, 2.02%*, 3/1/2033	13,300,000	13,300,000
		105,222,000
Oklahoma 1.3%
Oklahoma, Development Finance Authority, Continuing Care Retirement, Inverness Village Project, Series A, 1.75%*, 1/1/2042, KBC Bank NV (a)	16,000,000	16,000,000
Oklahoma, State Student Loan Authority Revenue, Series IIA-1, AMT, 1.95%*, 3/1/2037, Bank of America NA (a)	30,000,000	30,000,000
Oklahoma City, OK, Water Utility Trust, 1.45%, 11/25/2008	9,650,000	9,650,000
		55,650,000
Oregon 1.5%
Oregon, Portland Housing Revenue, Series 2007-313, 144A, 1.87%*, 12/1/2039	11,805,000	11,805,000
Oregon, State Facilities Authority Revenue, PeaceHealth System, Series C, 1.65%*, 5/1/2047, Wells Fargo Bank NA (a)	4,200,000	4,200,000
Oregon, State General Obligation, Tax Anticipation Notes, Series A, 3.0%, 6/30/2009	35,000,000	35,295,225
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project:
1.87%*, 5/1/2034, Bank of America NA (a)	8,985,000	8,985,000
1.87%*, 5/1/2037, Bank of America NA (a)	5,665,000	5,665,000
		65,950,225
Pennsylvania 2.1%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 1.68%*, 6/1/2032, PNC Bank NA (a)	7,785,000	7,785,000
Beaver County, PA, Industrial Development Authority, Pollution Control Revenue, FirstEnergy, Series B, 1.95%*, 12/1/2041, Royal Bank of Scotland (a)	5,000,000	5,000,000
Chester County, PA, Industrial Development Authority, University Student Housing Revenue LLC, Series A, 1.7%*, 2/1/2043, Citizens Bank of PA (a)	8,000,000	8,000,000
Delaware County, PA, Authority Revenue, Riddle Village Project, 1.7%*, 6/1/2037, Sovereign Bank FSB (a)	9,800,000	9,800,000
Delaware River Port Authority, Pennsylvania & New Jersey Revenue, Series B, 1.82%*, 1/1/2026, TD Banknorth NA (a)	11,000,000	11,000,000
Latrobe, PA, Industrial Development Authority Revenue, Greensburg Diocese, 1.86%*, 6/1/2033, Allied Irish Bank PLC (a)	2,100,000	2,100,000
Monroe County, PA, Hospital Authority Revenue, Stars-Pocono Medical Center, Series B, 1.72%*, 1/1/2032, PNC Bank NA (a)	7,250,000	7,250,000
Northampton County, PA, Higher Educational Authority Revenue, Lafayette College, Series A, 1.75%*, 11/1/2028	17,900,000	17,900,000
Pennsylvania, BB&T Municipal Trust, Series 1, 1.5%*, 9/15/2015	5,000,000	5,000,000
Pennsylvania, State Turnpike Commission Revenue, Series B, 4.0%*, 12/1/2012	18,550,000	18,550,000
		92,385,000
Rhode Island 0.3%
Rhode Island, Housing & Mortgage Finance Corp., Series R-11207, 144A, AMT, 1.93%*, 10/1/2047	9,625,000	9,625,000
Rhode Island, Single Family Housing, Series 2008-1110, 144A, AMT, 2.02%*, 10/1/2032	5,250,000	5,250,000
		14,875,000
South Carolina 1.1%
Greenwood County, SC, Exempt Facility Industrial Revenue, Fuji Photo Film Project, AMT, 1.95%*, 9/1/2011	10,300,000	10,300,000
South Carolina, Greenville Hospital System Facilities Revenue, Series B, 1.8%*, 5/1/2033, SunTrust Bank (a)	6,000,000	6,000,000
South Carolina, Jobs Economic Development Authority Revenue, Goodwill Industries of Upper South Carolina, Inc. Project, 1.68%*, 9/1/2028, Branch Banking & Trust (a)	6,400,000	6,400,000
South Carolina, Macon Trust, Series 2007-303, 144A, 1.87%*, 2/1/2012, Bank of America NA (a)	9,080,000	9,080,000
South Carolina, Revenue Bond, Series 2007-304, 144A, 1.87%*, 3/1/2040	13,895,000	13,895,000
		45,675,000
South Dakota 2.1%
South Dakota, Conservancy District Revenue, State Revolving Fund Program, 1.9%*, 8/1/2029	40,000,000	40,000,000
South Dakota, Economic Development Finance Authority, Industrial Development Revenue, Wilson Trailer Project, 144A, AMT, 1.95%*, 2/1/2028, First American Bank (a)	10,000,000	10,000,000
South Dakota, Housing Development Authority Revenue:
Series R-13080, 144A, 1.85%*, 5/1/2018	21,065,000	21,065,000
Series R-13081, 144A, AMT, 1.93%*, 5/1/2037	11,545,000	11,545,000
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health, Series A-2, 1.75%*, 7/1/2038, US Bank NA (a)	9,000,000	9,000,000
		91,610,000
Tennessee 1.6%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health, Series C, 1.5%*, 5/1/2039	9,150,000	9,150,000
Clarksville, TN, Public Building Authority Revenue, Murfreesboro Lane, 1.85%*, 7/1/2024, SunTrust Bank (a)	4,935,000	4,935,000
Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Municipal Bond Fund, 1.5%*, 6/1/2029, Bank of America NA (a)	14,325,000	14,325,000
Nashville & Davidson County, TN, Metropolitan Government, Health & Educational Facilities Board Revenue, Belmont University Project:
1.8%*, 12/1/2025, SunTrust Bank (a)	11,355,000	11,355,000
1.85%*, 12/1/2022, SunTrust Bank (a)	10,300,000	10,300,000
Nashville, TN, Metropolitan Nashville Airport Authority Revenue, Series A, 1.85%*, 7/1/2019, Societe Generale (a)	5,900,000	5,900,000
Nashville, TN, Metropolitan Nashville Airport Authority, Special Facilities Revenue, Aero Nashville LLC Project, Series A, AMT, 1.97%*, 7/1/2036, JPMorgan Chase Bank (a)	5,205,000	5,205,000
Shelby County, TN, Health, Educational & Housing Facilities Board Revenue, Trezevant Manor Project, Series A, 1.82%*, 9/1/2039, LaSalle Bank NA (a)	7,225,000	7,225,000
		68,395,000
Texas 13.4%
ABN AMRO, Munitops Certificates Trust, Series 2004-38, 144A, 1.82%*, 2/15/2011	9,205,000	9,205,000
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 2.0%*, 6/30/2020	33,100,000	33,100,000
Austin, TX, Hotel Occupancy Tax Revenue, Series A, 4.0%*, 11/15/2029, Dexia Credit Local (a)	6,260,000	6,260,000
Austin, TX, Water & Wastewater System Revenue, Series R-11455, 2.58%*, 11/15/2033 (b)	5,635,000	5,635,000
Harris County, TX, Cultural Education Facilities Finance Corp., Special Facilities Revenue, Texas Medical Center, Series B-2, 1.9%*, 9/1/2031, Compass Bank (a)	4,850,000	4,850,000
Harris County, TX, Flood Control District, Series B, 5.0%*, 10/1/2024	14,050,000	14,050,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, Series B, 1.6%*, 11/15/2047, Northern Trust Co. (a)	5,000,000	5,000,000
Harris County, TX, Highway Improvements, Series A, 144A, 2.34%*, 8/15/2030 (b)	9,900,000	9,900,000
Harris County, TX, Series 1111, 144A, 1.92%*, 8/15/2009 (b)	3,845,000	3,845,000
Houston, TX, Utility System Revenue:
Series 2008-3304, 144A, 1.82%*, 11/15/2036 (b)	17,540,000	17,540,000
Series R-10282, 144A, 2.57%*, 11/15/2036 (b)	9,900,000	9,900,000
Houston, TX, Water & Sewer System Revenue, Series 27TPZ, 144A, 1.6%*, 12/1/2028 (b)	13,460,000	13,460,000
Kendall County, TX, Health Facilities Development Corp. Revenue, Morningside Ministries, Series A, 1.7%*, 1/1/2041, Allied Irish Bank PLC (a)	6,100,000	6,100,000
Leander, TX, Independent School District, Series R-11662, 144A, 1.86%*, 8/15/2025	3,750,000	3,750,000
North Texas, Tollway Authority, 1.68%, 12/4/2008	6,000,000	6,000,000
San Antonio, TX, Electric & Gas Systems, 1.61%, 11/6/2008	38,000,000	38,000,000
San Antonio, TX, Revenue Bond, Series 2008-1150, 144A, 1.82%*, 2/1/2029	11,985,000	11,985,000
Tarrant County, TX, Health Facilities Development Corp. Revenue, Cumberland Rest, Inc. Project, 2.5%*, 8/15/2036, HSH Nordbank AG (a)	27,000,000	27,000,000
Texas, Alliance Airport Authority, Inc., Special Facilities Revenue, Series 2088, 144A, AMT, 1.7%*, 4/1/2021	24,570,000	24,570,000
Texas, Department of Housing, Series 2008-3022X, 144A, AMT, 2.02%*, 9/1/2032	6,740,000	6,740,000
Texas, Macon Trust, Series 2007-307, AMT, 2.07%*, 4/1/2009	23,995,000	23,995,000
Texas, North East Independent School District, "A", 144A, 1.84%*, 8/1/2037	8,935,000	8,935,000
Texas, RBC Municipal Products, Inc. Trust, Series L-46, 144A, AMT, 2.5%*, 12/1/2034, Royal Bank of Canada (a)	52,995,000	52,995,000
Texas, Solar Eclipse Funding Trust, 144A, 1.78%*, 8/1/2037, US Bank NA (a)	4,985,000	4,985,000
Texas, State Tax & Revenue Anticipation Notes, 3.0%, 8/28/2009	150,000,000	151,685,671
Texas, State Veteran Housing Assistance Fund II, Series A, AMT, 5.5%*, 12/1/2038	18,000,000	18,000,000
Texas, University of Houston, Series 2008-3315, 144A, 2.82%*, 2/15/2033 (b)	9,335,000	9,335,000
Texas, University of Texas, Systems Revenue:
1.6%, 11/13/2008	3,200,000	3,200,000
1.65%, 1/5/2009	11,500,000	11,500,000
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 1.8%*, 7/1/2037, Bank of Scotland (a)	13,800,000	13,800,000
Tyler, TX, Independent School District, School Building, Series A, 1.75%*, 2/15/2025	12,000,000	12,000,000
University of Texas, Permanent Funding, 1.6%, 11/13/2008	13,000,000	13,000,000
		580,320,671
Utah 1.9%
Utah, Housing Corp., Series 2008-3300, 144A, AMT, 2.02%*, 1/1/2039	5,000,000	5,000,000
Utah, Transportation Authority Revenue, Series 2008-3045X, 144A, 2.82%*, 6/15/2036 (b)	2,500,000	2,500,000
Utah, Water Finance Agency Revenue, Series B-3, 1.8%*, 7/1/2036, JPMorgan Chase Bank (a)	75,400,000	75,400,000
		82,900,000
Vermont 0.3%
Vermont, Educational & Health Buildings, Finance Agency Revenue, Norwich University Project, 1.5%*, 9/1/2038, Citizens Bank (a)	11,500,000	11,500,000
Virginia 1.8%
Lynchburg, VA, Industrial Development Authority Revenue, Central Health Hospital:
Series A, 1.85%*, 1/1/2028, SunTrust Bank (a)	7,000,000	7,000,000
Series B, 1.60%*, 1/1/2035, Branch Banking & Trust (a)	4,550,000	4,550,000
Series C, 1.60%*, 1/1/2035, Branch Banking & Trust (a)	9,050,000	9,050,000
Norfolk, VA, State General Obligation, AMT, 1.91%*, 8/1/2037	11,820,000	11,820,000
Virginia, Chesapeake Bay Bridge & Tunnel District Revenue, Series A, 1.6%*, 5/28/2021, Branch Banking & Trust (a)	8,250,000	8,250,000
Virginia, RBC Municipal Products, Inc. Trust:
Series C-2, 144A, AMT, 1.97%*, 1/1/2014, Royal Bank of Canada (a)	9,620,000	9,620,000
Series C-8, 144A, AMT, 1.97%*, 9/1/2039, Royal Bank of Canada (a)	25,665,000	25,665,000
Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster Cantenbury, Series B, 1.68%*, 1/1/2035, Branch Banking & Trust (a)	2,900,000	2,900,000
		78,855,000
Washington 2.0%
King County, WA, Housing Authority Revenue, Summerfield Apartments Project, 2.32%*, 9/1/2035, US Bank NA (a)	1,655,000	1,655,000
Port of Seattle, WA, 2.0%, 11/12/2008	18,760,000	18,760,000
Washington, RBC Municipal Products, Inc. Trust, Series C-7, 144A, AMT, 1.97%*, 12/1/2009, Royal Bank of Canada (a)	22,545,000	22,545,000
Washington, Solar Eclipse Funding Trust, Series 2007-0094, 144A, 1.6%*, 10/1/2036, US Bank NA (a)	4,205,000	4,205,000
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 1.75%*, 7/1/2030, JPMorgan Chase Bank (a)	8,000,000	8,000,000
Washington, State General Obligation:
Series 2599, 144A, 1.83%*, 1/1/2016	4,505,000	4,505,000
Series 3087, 144A, 1.83%*, 7/1/2016	4,480,000	4,480,000
Series R-11477, 2.35%*, 7/1/2025 (b)	5,445,000	5,445,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 1.78%*, 5/1/2028, US Bank NA (a)	9,595,000	9,595,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Lake City Senior Apartments Project, Series A, AMT, 2.1%*, 7/1/2039	4,800,000	4,800,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Vintage Silverdale, Series A, AMT, 1.75%*, 9/15/2039	4,000,000	4,000,000
		87,990,000
West Virginia 0.6%
West Virginia, State Hospital Finance Authority Revenue, Cabell Huntington Hospital, Series A, 1.6%*, 1/1/2034, Branch Banking & Trust (a)	8,480,000	8,480,000
West Virginia, State Hospital Finance Authority Revenue, Charleston Area Medical Center, Series A, 1.75%*, 9/1/2037, Branch Banking & Trust (a)	18,605,000	18,605,000
		27,085,000
Wisconsin 0.7%
Milwaukee, WI, General Obligation, Series V8, 1.6%*, 2/1/2025	2,700,000	2,700,000
Plymouth, WI, Industrial Development Revenue, Masters Gallery Foods, Series A, AMT, 1.8%*, 5/1/2038, Wells Fargo Bank NA (a)	5,300,000	5,300,000
Wisconsin, Clipper Tax-Exempt Certificates Trust, Series 2007-5, 144A, 1.92%*, 9/1/2017	6,755,000	6,755,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Gundersen Lutheran, Series A, 2.7%*, 12/1/2015 (b)	16,460,000	16,460,000
		31,215,000
Wyoming 0.8%
Platte County, WY, Pollution Control Revenue, Tri-State Generation & Transmission Association, Inc.:
Series A, 1.3%*, 7/1/2014, National Rural Utilities Cooperative Finance Corp. (a)	26,400,000	26,400,000
Series B, 1.3%*, 7/1/2014, National Rural Utilities Cooperative Finance Corp. (a)	6,700,000	6,700,000
Sweet County, WY, Water Poll, 5.0%, 11/3/2008	1,700,000	1,700,000
		34,800,000
Other 0.6%
Federal Home Loan Mortgage Corp., Multi-Family Housing, "A", Series M017, 1.92%*, 9/15/2050	24,992,000	24,992,000
Total Municipal Investments (Cost $4,139,358,720)		4,139,358,720

Government & Agency Obligations 1.4%
US Government Sponsored Agency
Federal Home Loan Bank, 1.3%**, 11/24/2008 (Cost $59,950,167)	60,000,000	59,950,167
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,199,308,887)+	97.2	4,199,308,887
Other Assets and Liabilities, Net	2.8	120,233,970
Net Assets	100.0	4,319,542,857
* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of October 31, 2008.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $4,199,308,887.
(a) The security incorporates a letter of credit from the bank listed.
(b) Bond is insured by the following company:
Insurance Coverage	As a % of Total Investment Portfolio
Financial Security Assurance, Inc.	5.0

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax

Fair Value Measurements

The following is a summary of the inputs used as of October 31, 2008 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments and of the valuation inputs, and the aggregate levels used in the tables below, please refer to the Security Valuation section of Note 1 in the accompanying Notes to the Financial Statements.

Valuation Inputs	Investments in Securities
Level 1	$ —
Level 2	4,199,308,887
Level 3	—
Total	$ 4,199,308,887

The accompanying notes are an integral part of the financial statements.

Financial Statements

Tax-Exempt Portfolio

Statement of Assets and Liabilities as of October 31, 2008 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 4,199,308,887
Cash	37,540,332
Receivable for investments sold	60,014,209
Receivable for Portfolio shares sold	10,410,272
Interest receivable	21,125,488
Other assets	138,692
Total assets	4,328,537,880
Liabilities
Payable for investments purchased	4,297,680
Payable for Portfolio shares redeemed	1,203,076
Dividends payable	1,527,379
Accrued management fee	214,183
Other accrued expenses and payables	1,752,705
Total liabilities	8,995,023
Net assets, at value	$ 4,319,542,857
Net Assets Consist of
Distributions in excess of net investment income	(56,129)
Accumulated net realized gain (loss)	882,833
Paid-in capital	4,318,716,153
Net assets, at value	$ 4,319,542,857

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2008 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio

Capital Assets Funds Shares

Net Asset Value, offering and redemption price per share ($14,270,827 ÷ 14,265,421 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Davidson Cash Equivalent Shares

Net Asset Value, offering and redemption price per share ($68,694,969 ÷ 68,671,376 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

DWS Tax-Exempt Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($1,963,879,587 ÷ 1,963,506,629 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

DWS Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($545,671,763 ÷ 545,474,314 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

DWS Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($180,718,279 ÷ 180,499,220 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Premier Money Market Shares

Net Asset Value, offering and redemption price per share ($696,809,319 ÷ 696,760,404 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($68,028,821 ÷ 68,009,837 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($198,728,272 ÷ 198,661,910 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($582,741,020 ÷ 582,667,966 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended October 31, 2008 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 53,841,667
Expenses: Management fee	1,486,677
Services to shareholders	1,725,449
Administration fee	1,811,303
Custodian fee	80,564
Distribution and service fees	3,032,991
Professional fees	96,492
Trustees' fees and expenses	60,392
Reports to shareholders	150,638
Registration fees	78,251
Other	196,134
Total expenses before expense reductions	8,718,891
Expense reductions	(37,971)
Total expenses after expense reductions	8,680,920
Net investment income	45,160,747
Net realized gain (loss) from investments	111,858
Net increase (decrease) in net assets resulting from operations	$ 45,272,605

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
Operations: Net investment income	$ 45,160,747	$ 107,209,905
Net realized gain (loss)	111,858	842,162
Net increase in net assets resulting from operations	45,272,605	108,052,067
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(120,947)	(449,540)
Davidson Cash Equivalent Shares	(648,981)	(1,777,824)
DWS Tax-Exempt Cash Institutional Shares	(22,770,321)	(48,659,956)
DWS Tax-Exempt Money Fund	(6,654,159)	(19,514,792)
DWS Tax-Free Money Fund Class S	(1,902,703)	(5,179,943)
Premier Money Market Shares	(4,165,506)	(5,518,669)
Service Shares	(591,479)	(1,321,653)
Tax-Exempt Cash Managed Shares	(2,344,313)	(7,532,881)
Tax-Free Investment Class	(6,012,819)	(17,282,509)
Total distributions	(45,211,228)	(107,237,767)
Portfolio share transactions: Proceeds from shares sold	5,236,674,448	9,580,702,800
Reinvestment of distributions	38,158,774	85,897,897
Cost of shares redeemed	(4,870,341,269)	(8,577,880,778)
Net increase (decrease) in net assets from Portfolio share transactions	404,491,953	1,088,719,919
Increase (decrease) in net assets	404,553,330	1,089,534,219
Net assets at beginning of period	3,914,989,527	2,825,455,308
Net assets at end of period (including distributions in excess of net investment income of $56,129 and $5,648, respectively)	$ 4,319,542,857	$ 3,914,989,527

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio DWS Tax-Exempt Cash Institutional Shares
Years Ended April 30,	2008[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.012	.032	.034	.026	.014	.009
Less distributions from net investment income	(.012)	(.032)	(.034)	(.026)	(.014)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.17**	3.20[c]	3.46[c]	2.64	1.38[b]	.86
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,964	1,751	1,064	370	413	331
Ratio of expenses before expense reductions (%)	.21*	.21	.21	.21	.21	.20
Ratio of expenses after expense reductions (%)	.21*	.21	.20	.21	.20	.20
Ratio of net investment income (%)	2.28*	3.12	3.42	2.61	1.38	.85
[a] For the six months ended October 31, 2008 (Unaudited).
[b] Total return includes income resulting from a nonrecurring adjustment in expenses. Without this adjustment, total return would have been 1.15%.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Tax-Exempt Portfolio Tax-Exempt Cash Managed Shares
Years Ended April 30,	2008[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.011	.030	.032	.024	.012	.006
Less distributions from net investment income	(.011)	(.030)	(.032)	(.024)	(.012)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.07**	2.99[c]	3.24[c]	2.41	1.20[b]	.56
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	199	250	225	248	417	417
Ratio of expenses before expense reductions (%)	.40*	.42	.43	43.43		.43
Ratio of expenses after expense reductions (%)	.40*	.41	.42	.43	.43	.43
Ratio of net investment income (%)	2.09*	2.91	3.19	2.39	1.16	.62
[a] For the six months ended October 31, 2008 (Unaudited).
[b] Total return includes income resulting from a nonrecurring adjustment in expenses. Without this adjustment, total return would have been 1.15%.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). The financial statements of Government & Agency Securities Portfolio and Money Market Portfolio are presented in separate annual reports.

Tax-Exempt Portfolio (the "Portfolio") offers nine classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Premier Money Market Shares, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.

The Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Portfolio, except that each class bears certain expenses unique to that class such as distribution and service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Portfolio's fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The aggregate value by input level, as of October 31, 2008, for the Portfolio's investments is included at the end of the Portfolio's Investment Portfolio.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Portfolio has reviewed the tax positions for the open tax years as of April 30, 2008 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Portfolio is declared as a daily dividend and is distributed to shareholders monthly. The Portfolio may take into account capital gains and losses in its daily dividend declarations. The Portfolio may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolio.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Prior to June 1, 2008, in addition to portfolio management services, the Advisor provided certain administrative services in accordance with the Investment Management Agreement. For the period from May 1, 2008 through May 31, 2008, the Portfolio paid a monthly management fee based on the Trust's combined average daily net assets, computed and accrued daily and payable monthly, at 1/12 of the following annual rates:

First $500 million of the Trust's combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

Effective June 1, 2008, under the Amended and Restated Investment Management Agreement with the Advisor, the Portfolio pays a monthly management fee based on the Trust's combined average daily net assets, computed and accrued daily and payable monthly, at 1/12 of the following annual rates:

First $500 million of the Trust's combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the six months ended October 31, 2008, the Portfolio incurred a management fee equivalent to the following annualized effective rate of the Portfolio's average daily net assets:

Annualized Effective Rate
Tax-Exempt Portfolio	.07%

For the period from March 19, 2007 through March 18, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the DWS Tax-Exempt Cash Institutional Shares to the extent necessary to maintain total operating expenses at 0.20% of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' semiannual reports that are provided separately and are available upon request.

Administration Fee. Effective June 1, 2008, the Tax-Exempt Portfolio entered into an Administrative Services Agreement with DIMA, pursuant to which DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the period from June 1, 2008 through October 31, 2008, the Advisor received an Administration Fee from the Tax-Exempt Portfolio as follows:

Portfolio	Administration Fee	Unpaid at October 31, 2008
Tax-Exempt Portfolio	1,811,303	362,424

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Portfolio. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Portfolio. For the six months ended October 31, 2008, the amounts charged to the Portfolio by DISC were as follows:

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2008
Capital Assets Funds Shares	$ 21,516	$ 863	$ 9,537
Davidson Cash Equivalent Shares	60,610	11,666	22,362
DWS Tax-Exempt Cash Institutional Shares	199,566	—	76,290
DWS Tax-Exempt Money Fund	114,959	—	81,150
DWS Tax-Free Money Fund Class S	54,639	—	36,465
Premier Money Market Shares	654,940	—	351,577
Service Shares	96,709	11,175	38,574
Tax-Exempt Cash Managed Shares	67,493	—	—
Tax-Free Investment Class	393,797	—	204,256

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2008, the Distribution Fee was as follows:

Tax-Exempt Portfolio:	Distribution Fee	Unpaid at October 31, 2008	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 28,401	$ 3,338.33%		.33%
Davidson Cash Equivalent Shares	121,220	17,826.30%		.30%
Premier Money Market Shares	654,940	143,823.25%		.25%
Service Shares	232,101	37,715.60%		.60%
Tax-Free Investment Class	820,410	122,012.25%		.25%

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2008, the Service Fee was as follows:

Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2008	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 21,516	$ 2,482.25%		.25%
Davidson Cash Equivalent Shares	101,016	15,008.25%		.25%
Premier Money Market Shares	654,940	142,750.25%		.25%
Tax-Exempt Cash Managed Shares	168,733	25,868.15%		.15%
Tax-Free Investment Class	229,714	34,841.07%		.25%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the six months ended October 31, 2008, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:

	Total Aggregated	Unpaid at October 31, 2008
Tax-Exempt Portfolio	$ 68,625	$ 23,540

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson and Vice Chairperson.

3. Fee Reductions

The Portfolio has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended October 31, 2008, the Portfolio's custodian fee was reduced as follows:

	Custody Credits	Transfer Agent Credits
Tax-Exempt Portfolio	$ 7,177	$ 7,090

4. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $490 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Portfolio:

Tax-Exempt Portfolio

	Six Months Ended October 31, 2008		Year Ended April 30, 2008
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	21,128,869	$ 21,128,869	52,982,942	$ 52,982,942
Davidson Cash Equivalent Shares	71,857,692	71,857,692	157,726,379	157,726,379
DWS Tax-Exempt Cash Institutional Shares	3,515,583,947	3,515,583,947	6,334,644,920	6,334,644,920
DWS Tax-Exempt Money Fund	233,507,089	233,507,089	463,747,159	463,747,159
DWS Tax-Free Money Fund Class S	54,675,086	54,675,086	60,465,610	60,465,610
Premier Money Market Shares	465,152,224	465,152,224	708,388,701	708,388,701
Service Shares	131,558,292	131,558,292	308,180,235	308,180,235
Tax-Exempt Cash Managed Shares	222,959,654	222,959,654	595,501,499	595,501,499
Tax-Free Investment Class	520,251,595	520,251,595	899,065,355	899,065,355
		$ 5,236,674,448		$ 9,580,702,800
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	121,665	$ 121,665	449,551	$ 449,551
Davidson Cash Equivalent Shares	652,835	652,835	1,778,761	1,778,761
DWS Tax-Exempt Cash Institutional Shares	18,325,062	18,325,062	35,305,793	35,305,793
DWS Tax-Exempt Money Fund	6,575,602	6,575,602	19,483,330	19,483,330
DWS Tax-Free Money Fund Class S	1,735,145	1,735,145	4,757,709	4,757,709
Premier Money Market Shares	4,197,980	4,197,980	5,519,331	5,519,331
Service Shares	594,906	594,906	1,318,749	1,318,749
Tax-Exempt Cash Managed Shares	4,194	4,194	4,886	4,886
Tax-Free Investment Class	5,951,385	5,951,385	17,279,787	17,279,787
		$ 38,158,774		$ 85,897,897
Shares redeemed
Capital Assets Funds Shares	(23,893,054)	$ (23,893,054)	(54,858,676)	$ (54,858,676)
Davidson Cash Equivalent Shares	(78,626,688)	(78,626,688)	(142,674,470)	(142,674,470)
DWS Tax-Exempt Cash Institutional Shares	(3,320,756,797)	(3,320,756,797)	(5,683,761,799)	(5,683,761,799)
DWS Tax-Exempt Money Fund	(280,157,740)	(280,157,740)	(524,466,789)	(524,466,789)
DWS Tax-Free Money Fund Class S	(42,831,603)	(42,831,603)	(70,199,903)	(70,199,903)
Premier Money Market Shares	(194,241,699)	(194,241,699)	(409,314,327)	(409,314,327)
Service Shares	(140,090,756)	(140,090,756)	(251,985,292)	(251,985,292)
Tax-Exempt Cash Managed Shares	(274,693,466)	(274,693,466)	(569,998,686)	(569,998,686)
Tax-Free Investment Class	(515,049,466)	(515,049,466)	(870,620,836)	(870,620,836)
		$ (4,870,341,269)		$ (8,577,880,778)
Net increase (decrease)
Capital Assets Funds Shares	(2,642,520)	$ (2,642,520)	(1,426,183)	$ (1,426,183)
Davidson Cash Equivalent Shares	(6,116,161)	(6,116,161)	16,830,670	16,830,670
DWS Tax-Exempt Cash Institutional Shares	213,152,212	213,152,212	686,188,914	686,188,914
DWS Tax-Exempt Money Fund	(40,075,049)	(40,075,049)	(41,236,300)	(41,236,300)
DWS Tax-Free Money Fund Class S	13,578,628	13,578,628	(4,976,584)	(4,976,584)
Premier Money Market Shares	275,108,505	275,108,505	304,593,705	304,593,705
Service Shares	(7,937,558)	(7,937,558)	57,513,692	57,513,692
Tax-Exempt Cash Managed Shares	(51,729,618)	(51,729,618)	25,507,699	25,507,699
Tax-Free Investment Class	11,153,514	11,153,514	45,724,306	45,724,306
		$ 404,491,953		$ 1,088,719,919

6. Participation in the Treasury's Temporary Guarantee Program

The U.S. Department of the Treasury (the "Treasury") has established a Temporary Guarantee Program for Money Market Funds (the "Program"). The Portfolio is participating in the Program.

The Program is designed to protect the value of accounts in the Portfolio as of the close of business on September 19, 2008. According to the terms of the Program, any investment made by a shareholder after September 19, 2008 in excess of the amount held in the account as of the close of business on that date will not be covered by the Program. Any purchase of shares of the Portfolio for an account opened after September 19, 2008 will also not be covered under the Program. The Program guarantee will apply to the lesser of (i) the number of shares held in an account as of the close of business on September 19, 2008, or (ii) the number of shares held in the account on the date the Program guarantee is triggered. Subject to certain conditions and limitations, the Program guarantee is triggered if the Portfolio's net asset value falls below $0.995 and the Portfolio is liquidated. Guarantee payments under the Program will not exceed the amount available within the Treasury's Exchange Stabilization Fund ("ESF") on the date of payment. As of the date of this report, ESF assets are approximately $49 billion. The Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Portfolio will bear the expenses of participating in the Program. For the initial three months of the Program, the Portfolio paid 0.01% of the product of (i) the number of shares outstanding as of September 19, 2008, and (ii) $1.00, as required under the Program. For the period from December 19, 2008 through April 30, 2009, the rate has been increased to 0.015%. The Program is set to terminate on April 30, 2009, unless extended by the Treasury. The Treasury may extend the program through the close of business on September 18, 2009. If the Program is extended beyond April 30, 2009, the Portfolio would need to pay an additional fee and there can be no assurances that the Portfolio will continue to participate.

Neither the Portfolio nor Deutsche Investment Management Americas Inc., the Portfolio's investment advisor, are in any manner approved, endorsed, sponsored or authorized by the Treasury.

Other Information

Proxy Voting

A description of the Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the portfolio's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Principal Underwriter

DWS Investments Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606

Shareholder Meeting Results

Tax-Exempt Portfolio

The Special Meeting of Shareholders of the Tax-Exempt Portfolio of Cash Account Trust (the "Fund") was held on March 31, 2008 at the offices of Deutsche Asset Management, 345 Park Avenue, New York, NY 10154. The following matters were voted upon by the shareholders of said Fund (the resulting votes are presented below):

1. Election of the Board of Trustees

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	1,855,372,485.0340	84,765,059.3200
Henry P. Becton, Jr.	1,854,559,118.1440	85,578,426.2100
Dawn-Marie Driscoll	1,855,327,544.7440	84,809,999.6100
Keith R. Fox	1,854,901,860.1740	85,235,684.1800
Paul K. Freeman	1,856,295,391.4540	83,842,152.9000
Kenneth C. Froewiss	1,855,183,155.9540	84,954,388.4000
Richard J. Herring	1,855,698,433.1040	84,439,111.2500
William McClayton	1,856,422,648.4140	83,714,895.9400
Rebecca W. Rimel	1,855,403,613.2640	84,733,931.0900
William N. Searcy, Jr.	1,854,804,772.2440	85,332,772.1100
Jean Gleason Stromberg	1,854,698,366.1240	85,439,178.2300
Robert H. Wadsworth	1,856,326,630.7040	83,810,913.6500
Axel Schwarzer	1,855,115,572.9840	85,021,971.3700

The Special Meeting of Shareholders was reconvened on May 1, 2008, at which time the following matters were voted upon by the shareholders (the resulting votes are presented below):

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
2-A. Approval of an Amended and Restated Investment Management Agreement
2,030,911,771.7200	125,123,614.4940	68,904,541.1700	10,499,335.0000
2-B. Approval of a Subadvisor Approval Policy
2,054,196,345.3900	95,009,861.2240	75,733,720.7700	10,499,335.0000
3-A. Approval of a Revised Fundamental Investment Policy Regarding Borrowing Money
2,040,112,837.3100	83,918,687.4240	100,908,402.6500	10,499,335.0000
3-B. Approval of a Revised Fundamental Investment Policy Regarding Senior Securities
2,038,617,788.3400	84,989,292.6640	101,332,846.3800	10,499,335.0000
3-C. Approval of a Revised Fundamental Investment Policy Regarding Concentrations
2,042,751,877.3500	80,670,166.3440	101,517,883.6900	10,499,335.0000
3-D. Approval of a Revised Fundamental Investment Policy Regarding Underwriting of Securities
2,040,877,951.8000	82,290,101.5540	101,771,873.0300	10,499,336.0000
3-E. Approval of a Revised Fundamental Investment Policy Regarding Real Estate Investments
2,038,243,403.5500	85,698,253.4340	100,998,270.4000	10,499,335.0000
3-F. Approval of a Revised Fundamental Investment Policy Regarding Commodities
2,036,981,678.3000	86,508,926.2340	101,449,322.8500	10,499,335.0000
3-G. Approval of a Revised Fundamental Investment Policy Regarding Lending
2,035,764,107.4100	87,385,429.6740	101,790,390.3000	10,499,335.0000
3-H. Approval of a Revised Fundamental Investment Policy Regarding Portfolio Diversification for Diversified Funds
2,040,722,381.3700	81,938,878.1840	102,278,667.8300	10,499,335.0000
3-I Approval of the Removal of the Fundamental Investment Policy Regarding Investing for Control
2,030,244,107.3700	89,052,293.9540	105,643,526.0600	10,499,335.0000
3-K. Approval of the Removal of the Fundamental Investment Policy Regarding Margin Transactions
2,029,518,627.2100	89,590,787.5740	105,830,512.6000	10,499,335.0000
3-M. Approval of the Removal of the Fundamental Investment Policy Regarding Short Sales
2,031,012,073.4100	88,615,606.9040	105,312,247.0700	10,499,335.0000
3-N. Approval of the Removal of the Fundamental Investment Policy Regarding Options
2,030,419,958.0200	88,972,250.8240	105,547,718.5400	10,499,335.0000
3-O. Approval of the Removal of the Fundamental Investment Policy Regarding Securities Owned by Officers and Trustees or the Advisor
2,026,057,970.5700	93,410,521.4640	105,471,435.3500	10,499,335.0000
3-S. Approval of the Removal of the Fundamental Investment Policy Regarding Oil, Gas and Mineral Programs
2,032,195,967.0900	87,496,252.1740	105,247,708.1200	10,499,335.0000
4-A. Approval of a Reclassification of Fundamental Investment Objectives as Non-Fundamental
2,002,832,225.1400	138,540,394.9140	83,567,307.3300	10,499,335.0000
4-B. Approval of a Reclassification of Fundamental Investment Policies as Non-Fundamental
2,030,751,161.3800	92,116,712.4340	102,072,053.5700	10,499,335.0000

The meeting of shareholders was reconvened on August 15, 2008, at which time the following matter was not approved by shareholders because the matter failed to receive sufficient shareholder votes:

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
5. Approval of Amended and Restated Declaration of Trust ("Number of Votes" represents all portfolios that are a series of Cash Account Trust)
5,758,446,288.09	352,651,067.17	535,360,670.74	16,492,432.00
* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Broker non-votes have the effect of a negative vote.

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2008.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• At the present time, all but one of your Fund's Trustees are independent of DIMA and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel (and, as needed, other advisors) to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders at a special meeting held in 2008. DIMA is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"). The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer group compiled by Lipper Inc. ("Lipper")), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2007, the Fund's performance (DWS Tax-Exempt Cash Institutional Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DIMA historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses, and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include the 0.10% fee paid to DIMA under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2007). Based on Lipper data provided as of December 31, 2007, the Board noted that the Fund's total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees) were expected to be higher than the median of the applicable Lipper expense universe for the following share classes: Capital Assets Funds Shares (3rd quartile), Service Shares (4th quartile) and Tax-Exempt Cash Managed Shares (3rd quartile), and lower than the median of the applicable Lipper expense universe for the following share classes: Premier Money Market Shares (2nd quartile), Davidson Cash Equivalent Shares (2nd quartile), DWS Tax-Exempt Cash Institutional Shares (1st quartile), Tax-Free Investment Class shares (1st quartile), DWS Tax-Free Money Fund Class S shares (1st quartile) and DWS Tax Exempt Money Fund shares (1st quartile). The Board considered the Fund's management fee rate as compared to fees charged by DIMA and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would be competitive relative to the applicable Lipper universe.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of the DWS Investments organization with respect to all fund services in totality and by fund. The Board reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS Investments fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DWS Investments products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA's chief compliance officer; (ii) the large number of compliance personnel who report to DIMA's chief compliance officer; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 24, 2008

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2008, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 129 Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., DWS Investments Distributors, Inc., DWS Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account with us.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above, and additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2008

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government & Agency Securities Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (Service Shares), each a series of Cash Account Trust

Government & Agency Securities Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (Premier Money Market Shares), each a series of Cash Account Trust

Government & Agency Securities Portfolio and Tax-Exempt Portfolio (Capital Assets Funds Shares), Money Market Portfolio (Capital Assets Funds Shares and Capital Assets Funds Preferred Shares), each a series of Cash Account Trust

Government & Agency Securities Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (Davidson Cash Equivalent Shares), Government & Agency Securities Portfolio and Money Market Portfolio (Davidson Cash Equivalent Plus Shares), each a series of Cash Account Trust

Money Market Portfolio (Premium Reserve Money Market Shares and Institutional Money Market Shares), a series of Cash Account Trust

Money Market Portfolio (Institutional Select Money Market Shares), a series of Cash Account Trust

Government & Agency Securities Portfolio (DWS Government Cash Institutional Shares and Government Cash Managed Shares), a series of Cash Account Trust

Government & Agency Securities Portfolio (DWS Government & Agency Money Fund), a series of Cash Account Trust

Tax-Exempt Portfolio (DWS Tax-Exempt Cash Institutional Shares, Tax-Exempt Cash Managed Shares), a series of Cash Account Trust

Tax-Exempt Portfolio (DWS Tax-Exempt Money Fund), a series of Cash Account Trust

Tax-Exempt Portfolio (DWS Tax Free Money Fund Class S), a series of Cash Account Trust

Tax-Exempt Portfolio (Tax-Free Investment Class), a series of Cash Account Trust

DWS Disciplined Long/Short Growth Fund, a series of DWS Equity Trust

DWS Disciplined Long/Short Value Fund, a series of DWS Equity Trust

DWS LifeCompass Income Fund, a series of DWS Target Fund

DWS LifeCompass Protect Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 29, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	December 29, 2008